STOCK-BASED COMPENSATION (Details) - shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2016 Equity Incentive Plan
Awards Reserved for Issuance (in shares)	497,776	999,906	999,906
Awards Exercised (in shares)	0	0	0
Awards Outstanding (in shares)	248,888	499,953	499,953
Awards Available for Grant (in shares)	248,888	499,953	499,953
2018 Equity Incentive Plan
Awards Reserved for Issuance (in shares)	17,364,171	29,920,933	29,920,933
Awards Exercised (in shares)	4,022,133	4,022,133	4,022,133
Awards Outstanding (in shares)	6,754,353	13,326,509	13,326,509
Awards Available for Grant (in shares)	6,587,685	12,572,291	12,572,291
2019 Equity Incentive Plan
Awards Reserved for Issuance (in shares)	24,062,129	61,109,696	61,109,696
Awards Exercised (in shares)	34,884	34,884	34,884
Awards Outstanding (in shares)	14,027,519	37,617,531	37,617,531
Awards Available for Grant (in shares)	9,999,726	23,457,281	23,457,281